Analysis of the Age of the Recorded Investment in Financing Receivables that are Past Due (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	¥ 69,615
60-89 days past due	47,169
90 days or more past due	346,181
Total past due	462,965
Current	64,308,476
Total	64,771,441	[1]	63,860,881
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	61,065
60-89 days past due	40,945
90 days or more past due	331,206
Total past due	433,216
Current	54,323,164
Total	54,756,380		54,578,367
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	1,847
60-89 days past due	2,613
90 days or more past due	29,306
Total past due	33,766
Current	7,583,373
Total	7,617,139		8,065,169
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	6,537
60-89 days past due	8,125
90 days or more past due	103,607
Total past due	118,269
Current	7,190,055
Total	7,308,324		7,854,069
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	3,916
60-89 days past due	1,836
90 days or more past due	21,631
Total past due	27,383
Current	4,259,361
Total	4,286,744		5,152,670
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	4,662
60-89 days past due	4,891
90 days or more past due	30,707
Total past due	40,260
Current	5,273,506
Total	5,313,766		5,306,409
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	1,151
60-89 days past due	1,060
90 days or more past due	7,980
Total past due	10,191
Current	3,218,011
Total	3,228,202		3,237,678
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	1
60-89 days past due	8
90 days or more past due	264
Total past due	273
Current	3,907,792
Total	3,908,065		4,289,460
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	7,154,049
Total	7,154,049		5,459,188
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	100
60-89 days past due	1
90 days or more past due	671
Total past due	772
Current	3,757,768
Total	3,758,540	[2]	3,332,153	[2]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	42,851
60-89 days past due	22,411
90 days or more past due	137,040
Total past due	202,302
Current	11,979,249
Total	12,181,551
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	8,550
60-89 days past due	6,224
90 days or more past due	14,975
Total past due	29,749
Current	9,985,312
Total	10,015,061		9,282,514
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	2,587,531		1,721,861
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 453,066		¥ 292,466

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.